STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common Stock Issued For Services - Related Party Transaction One [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 0.088	$ 0.001
Common Stock Issued For Services Transaction One [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 0.088	$ 0.001
Common Stock Issued For Services Transaction Two [Member]
Equity Issuance [Line Items]
Common stock issued, price per share		$ 0.01
Common Stock Issued For Property Transaction One [Member]
Equity Issuance [Line Items]
Common stock issued, price per share		$ 2.00
Common Stock Sold For Cash Transaction One [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 0.01	$ 0.01
Common Stock Sold For Cash Transaction Two [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 1.50	$ 0.50
Common Stock Sold For Cash Transaction Three [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 2.00	$ 1.00
Common Stock Sold For Cash Transaction Four [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 3.00	$ 2.25
Common Stock Sold For Cash Transaction Five [Member]
Equity Issuance [Line Items]
Common stock issued, price per share		$ 3.00
Common Stock Repurchased Transaction One [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 3.00
Common Stock Repurchased Transaction Two [Member]
Equity Issuance [Line Items]
Common stock issued, price per share	$ 1.50